BUSINESS COMBINATIONS - Impact of Acquisitions on the Results of the Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
WAE
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date			$ (2,312)
Revenue of acquiree since acquisition date			7,475
Revenue of combined entity as if combination occurred at beginning of period			326,175
Profit (loss) of combined entity as if combination occurred at beginning of period			35,739
Difier S.A.
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date			7
Revenue of acquiree since acquisition date			444
Revenue of combined entity as if combination occurred at beginning of period			324,229
Profit (loss) of combined entity as if combination occurred at beginning of period			36,095
L4
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date			(823)
Revenue of acquiree since acquisition date			3,422
Revenue of combined entity as if combination occurred at beginning of period			335,307
Profit (loss) of combined entity as if combination occurred at beginning of period			37,014
WAE, Difier and L4
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period			339,999
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 35,354
Ratio
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date		$ (812)
Revenue of acquiree since acquisition date		4,188
PointSource
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date		(383)
Revenue of acquiree since acquisition date		$ 2,108
Small Footprint S.R.L.
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	$ 523,114
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 52,910